Equity-Based Compensation - Predecessor Equity Plan (Details) $ in Millions			11 Months Ended	12 Months Ended
	Dec. 02, 2022 shares	Dec. 03, 2021 item shares	Dec. 02, 2021 USD ($)	Dec. 31, 2022 USD ($)
Equity-Based Compensation
Acceleration of equity-based compensation cost | $			$ 2.4
Class C Preferred Units
Equity-Based Compensation
Number of shares authorized | shares	6,845,297
Unvested incentive units vesting accelerated | shares		4,319,964
Management Incentive Plan
Equity-Based Compensation
Number of executive officers | item		2
Fair value attributable to post-combination services | $				$ 24.0
Management Incentive Plan | Class C Preferred Units
Equity-Based Compensation
Shares issued | shares	5,235,833
Management Incentive Plan | Class C Preferred Units | Minimum
Equity-Based Compensation
Vesting period				4 years
Management Incentive Plan | Class C Preferred Units | Maximum
Equity-Based Compensation
Vesting period				5 years
Management Incentive Plan | Time Based Profits Interest Awards
Equity-Based Compensation
Fair value of the unvested profits interest attributable to pre-combination services | $				$ 26.3